JNL/MELLON CAPITAL BOND INDEX FUND
JNL/Mellon Capital Bond Index Fund Class A and Class B
Investment Objective.
The investment objective of the Fund is to match the performance of the Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - JNL/MELLON CAPITAL BOND INDEX FUND - USD ($)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/MELLON CAPITAL BOND INDEX FUND		Class A	Class B
Management Fee		0.27%	0.27%
Distribution and/or Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.11%	0.11%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.59%	0.39%
[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - JNL/MELLON CAPITAL BOND INDEX FUND - USD ($)	1 year	3 years	5 years	10 years
Class A	60	189	329	738
Class B	40	125	219	493

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period	Class A
1/1/2015 – 12/31/2015	80%

Period	Class B
1/1/2015 – 12/31/2015	80%

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in fixed-income securities that seek to match the performance and certain characteristics of the Barclays U.S. Aggregate Bond Index (“Index”) that Mellon Capital Management Corporation (“Sub-Adviser”) believes to be important.  Research and experience indicate that it is impractical to attempt to fully replicate most broad fixed-income securities market indices.  The Index includes thousands of issues, many of which may be illiquid and unavailable in the secondary markets.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a statistical sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the statistical sampling approach, the Sub-Adviser selects what it believes is a representative basket of securities in order to match the important risk characteristics of the Index.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long-term.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks of investing in the Fund include:
  Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Index investing risk – A Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, changes in the composition of the index, and the Fund’s/Underlying Fund’s expenses.
  Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2009): 3.72%; Worst Quarter (ended 6/30/2013): -2.54%
Class B

Best Quarter (ended 9/30/2009): 3.80%; Worst Quarter (ended 6/30/2013): -2.46%
Average Annual Total Returns as of December 31, 2015
Average Annual Total Returns - JNL/MELLON CAPITAL BOND INDEX FUND	1 year	5 year	10 year
Class A	(0.12%)	2.64%	3.85%
Class A | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
Class B	0.15%	2.83%	4.06%
Class B | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%